Offerings - Offering: 1	Aug. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	4,927,125
Proposed Maximum Offering Price per Unit	49.23
Maximum Aggregate Offering Price	$ 242,562,363.75
Fee Rate	0.01381%
Amount of Registration Fee	$ 33,497.86
Offering Note	(A) Includes 642,668 shares of Class A common stock subject to the underwriters' option to purchase additional shares. (B) Estimated solely for the purpose of computing the registration fee in accordance with Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"), based on the average of the high and low price of the registrant's shares of Class A common stock on August 11, 2026, as reported on the New York Stock Exchange.